Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Expiring 2013 to 2032 [Member]	Dec. 31, 2013 Holdco [Member]	Sep. 30, 2013 ETE [Member] Holdco [Member]	Sep. 30, 2013 ETP [Member] Holdco [Member]	Dec. 31, 2013 ETP [Member] Holdco [Member]
Operating Loss Carryforwards [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					60.00%	40.00%	100.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 425
Operating Loss Carryforwards	216		101
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	217	270		40
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(74)	(94)
Amount of Deferred Gain Challenged by IRS	545
Deferred Gain Associated with Like Kind Exchange	690
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Ater Tax	418
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	6
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information	5
Proceeds from Income Tax Refunds	372
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	372
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 6